Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document and Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun 30, 2013
Entity Registrant Name	GILAT SATELLITE NETWORKS LTD
Entity Central Index Key	0000897322
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2
Entity Filer Category	Accelerated Filer

CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 65,841	$ 66,968
Restricted cash	2,316	3,794
Restricted cash held by trustees	2,827	1,664
Trade receivables, net	62,929	60,991
Inventories	29,384	24,973
Other current assets	21,353	29,140
Total current assets	184,650	187,530
LONG-TERM INVESTMENTS AND RECEIVABLES:
Severance pay funds	9,562	9,703
Long-term restricted cash	1,184	1,151
Long-term trade receivables, receivables in respect of capital leases and other receivables	20,268	19,781
Total long-term investments and receivables	31,014	30,635
PROPERTY AND EQUIPMENT, NET	92,139	94,727
INTANGIBLE ASSETS, NET	32,772	35,991
GOODWILL	65,760	65,760
Total assets	406,335	414,643
CURRENT LIABILITIES:
Short-term bank credit	3,060	3,517
Current maturities of long-term loans	7,959	7,963
Trade payables	26,758	23,240
Accrued expenses	21,698	24,353
Short-term advances from customers held by trustees	524	4,448
Other current liabilities	41,408	40,336
Total current liabilities	101,407	103,857
LONG-TERM LIABILITIES:
Long-term loans, net of current maturities	34,728	40,747
Accrued severance pay	9,436	9,513
Other long-term liabilities	24,676	18,569
Total long-term liabilities	68,840	68,829
COMMITMENTS AND CONTINGENCIES
EQUITY:
Share capital - Ordinary shares of NIS 0.2 par value: Authorized - 90,000,000 shares at June 30, 2013 and December 31, 2012; Issued and outstanding - 42,025,745 and 41,700,100 shares at June 30, 2013 and December 31, 2012, respectively	1,926	1,909
Additional paid-in capital	871,540	869,822
Accumulated other comprehensive income	1,592	2,864
Accumulated deficit	(638,970)	(632,638)
Total equity	236,088	241,957
Total liabilities and equity	$ 406,335	$ 414,643

CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012
CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value per share	$ 0.2	$ 0.2
Ordinary shares, shares authorized	90,000,000	90,000,000
Ordinary shares, shares issued	42,025,745	41,700,100
Ordinary shares, shares outstanding	42,025,745	41,700,100

CONDENSED INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Revenues:
Products	$ 76,316	$ 81,523
Services	86,717	80,403
Total revenue	163,033	161,926
Cost of revenue:
Products	49,914	53,057
Services	63,456	57,151
Total cost of revenue	113,370	110,208
Gross profit	49,663	51,718
Operating expenses:
Research and development costs, net	13,912	14,891
Selling and marketing expenses	21,022	20,751
General and administrative expenses	16,561	16,274
Operating loss	(1,832)	(198)
Financial expenses, net	(3,449)	(2,015)
Loss before taxes on income	(5,281)	(2,213)
Taxes on income (tax benefit)	1,051	(2)
Net loss	$ (6,332)	$ (2,211)
Net loss per share:
Basic and diluted	$ (0.15)	$ (0.05)
Weighted average number of shares used in computing net loss per share:
Basic and diluted	41,849,028	41,288,247

CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net loss	$ (6,332)	$ (2,211)
Other comprehensive income (loss) before tax:
Foreign currency translation adjustments	58	146
Change in unrealized gain (loss) on hedging instruments, net	(1,330)	598
Comprehensive loss	$ (7,604)	$ (1,467)

CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total	Share capital [Member]		Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2011	$ 260,075	$ 1,882		$ 867,098	$ 541	$ (609,446)
Balance, shares at Dec. 31, 2011		41,182
Issuance of restricted share units	24	24
Issuance of restricted share units, shares		459
Stock-based compensation of options and RSU's related to employees and non-employees	2,445			2,445
Conversion of convertible subordinated notes	52		[1]	52
Conversion of convertible subordinated notes, shares		3
Exercise of stock options	230	3		227
Exercise of stock options, shares		56
Comprehensive loss	(20,869)				2,323	(23,192)
Balance at Dec. 31, 2012	241,957	1,909		869,822	2,864	(632,638)
Balance, shares at Dec. 31, 2012	41,700,100	41,700
Issuance of restricted share units	10	10
Issuance of restricted share units, shares		192
Stock-based compensation of options and RSU's related to employees and non-employees	1,173			1,173
Exercise of stock options	552	7		545
Exercise of stock options, shares		134
Comprehensive loss	(7,604)				(1,272)	(6,332)
Balance at Jun. 30, 2013	$ 236,088	$ 1,926		$ 871,540	$ 1,592	$ (638,970)
Balance, shares at Jun. 30, 2013	42,025,745	42,026

[1]	Represents an amount lower than $ 1.

CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash flows from operating activities:
Net loss	$ (6,332)	$ (2,211)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expenses	11,208	10,698
Stock based compensation	1,173	1,076
Accrued severance pay, net	64	311
Accrued interest and exchange rate differences on short and long-term restricted cash, net	392	(69)
Exchange rate differences on long-term loans	(46)	(124)
Capital loss (gain) from disposal of property and equipment	13	(3)
Deferred income taxes	(45)	(330)
Increase in trade receivables, net	(2,225)	(7,114)
Decrease (increase) in other assets (including short-term, long-term and deferred charges)	4,114	(5,428)
Increase in inventories	(5,464)	(395)
Increase in trade payables	3,537	5,409
Decrease in accrued expenses	(2,655)	(6,147)
Increase (decrease) in advances from customer, held by trustees, net	(3,923)	5,002
Decrease in other accounts payable and other long-term liabilities	(5,683)	(5,719)
Net cash used in operating activities	(5,872)	(5,044)
Cash flows from investing activities:
Purchase of property and equipment	(2,231)	(2,166)
Investment in restricted cash held by trustees	(11,236)	(17,620)
Proceeds from restricted cash held by trustees	9,771	9,075
Investment in restricted cash (including long-term)	(18,000)	(9,114)
Proceeds from restricted cash (including long-term)	19,339	14,624
Purchase of intangible asset	(118)	(72)
Net cash used in investing activities	(2,475)	(5,273)
Cash flows from financing activities:
Exercise of stock options and issuance of restricted share units	562	12
Payment of obligation related to the purchase of intangible assets	(500)
Proceeds from financing contract	14,472
Short-term bank credit, net	(458)	1,201
Proceeds from long-term loans		10,000
Repayment according to financing contract	(654)
Repayments of long-term loans	(5,975)	(4,423)
Net cash provided by financing activities	7,447	6,790
Effect of exchange rate changes on cash and cash equivalents	(227)	(164)
Decrease in cash and cash equivalents	(1,127)	(3,691)
Cash and cash equivalents at the beginning of the period	66,968	56,231
Cash and cash equivalents at the end of the period	65,841	52,540
Cash paid during the period for:
Interest	1,808	1,456
Income taxes	714	576
Non-cash transactions:
Classification from inventories to property and equipment	1,365	1,204
Classification from property and equipment to inventories	359	614
Purchase of intangible assets		$ 2,005

GENERAL	6 Months Ended
Jun. 30, 2013
GENERAL [Abstract]
GENERAL
NOTE 1:	GENERAL

a.	Organization:

Gilat Satellite Networks Ltd. (the "Company" or "Gilat") and its subsidiaries (the "Group") is a global provider of broadband satellite communication equipment and networking products and services. The Company designs, produces and markets very small aperture terminals, or VSATs, solid-state power amplifiers and low-profile antennas. VSATs are earth-based terminals that transmit and receive broadband, Internet, voice, data and video via satellite. VSAT networks have significant advantages over wireline and wireless networks, as VSATs can provide highly reliable, cost-effective, end-to-end communications regardless of the number of sites or their geographic locations. The Company also designs and manufactures RF amplifiers, block up converters, or (BUCs,) and transceivers that use solid-state sources to produce high to very-high power at microwave and millimeter-wave frequencies. The Company's patented Spatial Power Advantage™  technology allows it to create amplifiers and BUCs with high output power in more compact product packages that generate less heat, use less energy, and reduce lifecycle costs. The Company's products help customers reduce their carbon footprint while meeting the stringent power requirements for mission-critical communications system.

The Company's RaySat series consists of low-profile, in-motion, one-way and two-way antennas for mobile communications-on-the-move (COTM). Compact, aerodynamic and vehicle-mounted, RaySat antennas deliver mission-critical data, voice and video for secure, real-time information flow, for defense and homeland security applications and to telecom operators worldwide. RaySat products operate in Ku, Ka and X bands and are ideal for military SatCom on-the-move, C4I, blue-force tracking, reconnaissance and in-motion remote combat casualty care. In addition, RaySat antennas deliver Homeland Security (HLS) communications, supporting government needs as well as private security and asset tracking. RaySat connectivity also enables reliable, quickly-implemented wide-scale back-up communications for rescue services and first responders.

Gilat was incorporated in Israel in 1987 and launched its first generation VSAT in 1989. For a description of principal markets and customers, see Note 8.

Commencing in 2012, in accordance with the Company organizational changes instituted at the beginning of 2012, the Company's business is managed and reported as three separate reportable segments, comprised of the Commercial, Defense and Services divisions:

•
Commercial division provides VSAT networks, satellite communication products and associated professional services to service providers and operators worldwide, including Ka-band and High-Throughput Satellite (HTS) broadband services initiatives worldwide.

•
Defense division (including Wavestream, which provides its products primarily to defense and homeland security organizations) provides satellite communication products and solutions to defense and homeland security organizations worldwide as well as Satcom-on-the-move solutions to various industries including avionics.

•
Service division, including Spacenet Inc., or Spacenet, provides managed network services and our service businesses in Peru and Colombia, offering rural telephony and internet access solutions through our subsidiaries there. (For information regarding the sale of Spacenet, see note 9 - Subsequent event).

b.
The Company depends on a major supplier to supply certain components and services for the production of its products or providing services. If this supplier fails to deliver or delays the delivery of the necessary components or services, the Company will be required to seek alternative sources of supply. A change in suppliers could result in manufacturing delays or services delays which could cause a possible loss of sales and, or, additional incremental costs and, consequently, could adversely affect the Company's results of operations and financial position.

c.	Impairment of goodwill and technology related to Wavestream

The continuing pressure on the Department of Defense (DoD) budget in the United State along with uncertainties regarding the DoD's future spending as well as other elements, were reflected in the reduction of Wavestream's revenues and operational results in 2012 and in 2011 compared to the forecasted projection and the decrease in actual revenues in 2012 compared to 2011 and in 2011 compared to 2010 were considered by the Company's management as indicators of potential impairment of Wavestream's intangible assets, property and equipment and goodwill and led the Company to evaluate the value of Wavestream's tangible and intangible assets based on the future undiscounted cash flows expected to be generated by the assets in accordance with ASC 360 "Property, Plant and Equipment" ("ASC 360"). The above also resulted in goodwill impairments in accordance with ASC 350 "Intangibles - Goodwill and Others" ("ASC 350") as detailed below.

The projected undiscounted cash flows as of December 31, 2012 indicated that the carrying amount of the technology is impaired. In order to assess the amount of the impairment, the Company estimated the fair value of the technology using the discounted cash flow method and as a result the Company recorded an impairment loss of $ 7,948.

In addition, in accordance with ASC 350, the Company performed its annual impairment test as of December 31, 2012 and December 31, 2011 and as a result the Company recorded goodwill impairment losses of $ 23,931 and $ 17,846, respectively, attributed to the Wavestream reporting unit. The material assumptions used for the income approach for 2012 and 2011 were 5 years of projected cash flows, a long-term growth rate of 4% and a discount rate of 13.5% and 12.5%, respectively.

The impairment losses were recorded as part of "Impairment of goodwill and intangible assets and restructuring costs" in the Statement of Operations in the Consolidated Financial Statements as of December 31, 2012 and 2011 and are attributed to the Defense segment.

In the first half of 2013, given the sequestration in the US, the Company continued to be affected by budget cuts and purchasing slowdowns in the DoD, as well as other elements, which resulted in lower than expected sales in the Defense division. The Company's management continues to monitor the results of its reporting units, including Wavestream and indicators for impairments. The Company will perform its annual impairment analysis of goodwill in the fourth quarter of the year.  The Company will perform an impairment analysis as required under ASC 350 and ASC 360 on the carrying value of goodwill and other intangibles assets and the amortization period of those tangible and intangible assets.

SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:	SIGNIFICANT ACCOUNTING POLICIES

a.
The significant accounting policies applied in the financial statements of the Company as of December 31, 2012, are applied consistently in these interim financial statements (please refer also to note 2e - First time adoption of Accounting Standards).

b.	Intangible assets:

Intangible assets subject to amortization are initially recognized based on the fair value allocated to them, and subsequently stated at amortized cost. The assets are amortized over their estimated useful lives using the straight line method over an estimated period during which benefits are expected to be received, in accordance with ASC 350, as the following weighted average  in years:

Years

Technology	7.9
Customer relationships	7
Marketing rights and patents	12.3
Backlog	1.1

The projected undiscounted cash flows as of December 31, 2012 indicated that the carrying amount of the technology related to Wavestream is impaired. In order to assess the amount of the impairment, the Company estimated the fair value of the technology using the discounted cash flow method and as a result the Company recorded an impairment loss of $ 7,948.

c.	Impairment of long-lived assets and long-lived assets to be disposed of:

The Group's long-lived assets are reviewed for impairment in accordance with ASC 360, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. Such measurement includes significant estimates. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. However, the carrying amount of a group of assets is not to be reduced below its fair value. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

d.	Goodwill:

Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350, goodwill is not amortized, but rather is subject to an annual impairment test. Goodwill is tested for impairment at the reporting unit level by comparing the fair value of the reporting unit with its carrying value. The Company performs its annual impairment analysis of goodwill in the fourth quarter of the year, or more often if there are indicators of impairment present. The provisions of ASC 350 require that a two-step impairment test be performed on goodwill at the level of the reporting units. In the first step, or Step 1, the Company compares the fair value of each reporting unit to its carrying value. If the fair value exceeds the carrying value of the net assets, goodwill is considered not impaired, and the Company is not required to perform further testing. If the carrying value of the net assets exceeds the fair value, then the Company must perform the second step, or Step 2, of the impairment test in order to determine the implied fair value of goodwill. To determine the fair value used in Step 1, the Company uses discounted cash flows. If and when the Company is required to perform a Step 2 analysis, determining the fair value of its net assets and its off-balance sheet intangibles would require it to make judgments that involve the use of significant estimates and assumptions.

The Company determines the fair value of each reporting unit using the Income Approach, which utilizes a discounted cash flow model, as it believes that this approach best approximates the reporting unit's fair value. Judgments and assumptions related to revenue, operating income, future short-term and long-term growth rates, weighted average cost of capital, interest, capital expenditures, cash flows, and market conditions are inherent in developing the discounted cash flow model. The Company considers historical rates and current market conditions when determining the discount and growth rates to use in its analyses. If these estimates or their related assumptions change in the future, the Company may be required to record impairment charges for its goodwill.

e.	First time adoption of Accounting Standards:

In February 2013, the Financial Accounting Standards Board (FASB) issued ASU 2013-02, "Comprehensive Income (Topic 220), Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income" (ASU 2013-02), which is effective for annual and interim reporting periods beginning after December 15, 2012. This guidance requires companies to report, in one place, information about reclassifications out of accumulated other comprehensive income (AOCI). Companies are also required to present reclassifications by component when reporting changes in AOCI balances. For significant items reclassified out of AOCI to net income in their entirety in the period, companies must report the effect of the reclassifications on the respective line items in the statement where net income is presented. In certain circumstances, this can be done on the face of that statement. Otherwise, it must be presented in the notes. For items not reclassified to net income in their entirety in the period, companies must cross-reference in a note to other required disclosures.

The Company adopted this standard as of the beginning of fiscal year 2013. The effect of the adoption of the new standard on the financial results of the Company for the six months ended June 30, 2013 was immaterial and resulted in broader disclosure.

f.	Impact of recently issued accounting standards:

In March 2013, FASB issued ASU 2013-05, "Foreign Currency Matters (Topic 830), Parent's Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity" (ASU 2013-05), which is effective for annual reporting periods beginning after December 15, 2013. These amendments specify that a cumulative translation adjustment (CTA) should be released into earnings when an entity ceases to have a controlling financial interest in a subsidiary or group of assets within a consolidated foreign entity and the sale or transfer results in the complete or substantially complete liquidation of the foreign entity. For sales of an equity method investment that is a foreign entity, a pro rata portion of the CTA attributable to the investment would be recognized in earnings when the investment is sold. When an entity sells either a part or all of its investment in a consolidated foreign entity, the CTA would be recognized in earnings only if the sale results in the parent no longer having a controlling financial interest in the foreign entity. In addition, the CTA should be recognized in earnings in a business combination achieved in stages (i.e., a step acquisition). The Company is currently assessing the impact of the revised guidance for fiscal years beginning after December 15, 2013.

UNAUDITED CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS	6 Months Ended
Jun. 30, 2013
UNAUDITED CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
UNAUDITED CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS
NOTE 3:	UNAUDITED CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

These unaudited condensed interim consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States for interim financial information. Accordingly, they do not include all the information and footnotes required by generally accepted accounting principles in the United States for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the six-month period ended June 30, 2013 are not necessarily indicative of the results that may be expected for the year ended December 31, 2013.

The condensed consolidated balance sheet at December 31, 2012 has been derived from the audited consolidated financial statements at that date but does not include all of the information and footnotes required by generally accepted accounting principles in the United States for complete financial statements.

The unaudited condensed interim financial statements should be read in conjunction with the Company's annual financial statements and accompanying notes as of December 31, 2012 included in the Company's Annual Report on Form 20-F, filed with the Securities Exchange Commission on April 10, 2013.

INVENTORIES	6 Months Ended
Jun. 30, 2013
INVENTORIES [Abstract]
INVENTORIES
NOTE 4:         INVENTORIES

a.	Inventories are comprised of the following:

	June 30,	December 31,
	2013	2012
	Unaudited

Raw materials, parts and supplies	$6,140	$8,552
Work in progress	4,795	1,404
Finished products	18,449	15,017

	$29,384	$24,973

b.	Inventory write-offs for the six months ended June 30, 2013 and 2012, totaled $ 455 and $ 303, respectively.

COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 5:	COMMITMENTS AND CONTINGENCIES

a.
In September 2003, Nova Mobilcom S.A. ("Mobilcom"), filed a lawsuit against Gilat do Brasil for specific performance of a Memorandum of Understandings which provided for the sale of Gilat do Brasil, and specifically the GESAC project, a government education project awarded to Gilat do Brazil, to Mobilcom for an unspecified amount. The court ruled in favor of Gilat. Nova Mobilcom filed an appeal and a motion to the State Court of Appeals to which the Group has replied and which were both rejected. In September 2012, Mobilcom filed a Special Appeal, which was refused to be admitted by the State Court of Appeals. In January 2013, Mobilcom filed an interlocutory appeal with the Superior Court of Justice. The Group does not believe that this claim has any merit and awaits publication of the court's ruling in order to verify whether Mobilcom will be permitted to appeal in order to attempt to reverse the decision in the Brazilian Higher Courts.

b.
In 2003, the Brazilian tax authority filed a claim against a subsidiary of Spacenet in Brazil, for alleged taxes due of approximately $ 4,000. In January 2004 and December 2005, the subsidiary filed its administrative defense which was denied by the first and second level courts, respectively. In September 2006, the subsidiary filed an annulment action seeking judicial cancellation of the claim. In May 2009, the subsidiary received notice of the court's first level decision which cancelled a significant part of the claim but upheld two items of the assessment. Under this decision, the subsidiary's liability was reduced to approximately $ 1,530. This decision was appealed by both the subsidiary and the tax authorities. In June 2012, the São Paulo Court of Appeals ruled against the subsidiary, which is an inactive company, accepting the claims of the tax authorities. Accordingly, as of June 30, 2013, the subsidiary faces an exposure of approximately $ 12,724 including interest, penalties, legal fees and exchange rate differences.

In September 2012, the subsidiary filed an appeal to the Brazilian Superior Court of Justice and to the Supreme Court. Based on the Company's Brazilian legal counsel's opinion, the Company believes that it has reasonably possible chances of success to reverse the ruling of São Paulo Court of Appeals. The tax authorities issued a foreclosure certificate against the subsidiary and certain of its previous managers and representatives. In August 2013, the Tax Foreclosure court ordered to summon these managers and representatives in order to include them in the foreclosure procedures. Based on a Brazilian legal counsel's opinion, inclusion of any additional co-obligors in the tax foreclosure certificate is barred due to statute of limitation. Accordingly, the Company believes that the foreclosure procedure legally cannot be redirected to other group entities, which have not been cited in the foreclosure certificate and, therefore, the chances that such redirection will lead to a loss recognition are remote.

c.
In November 2009, a lawsuit was filed in the Central District Court in Israel by eight individuals and Israeli companies against the Company, all of its directors and its 20% shareholder, York Capital Management, and its affiliates. The plaintiffs claim damages based on the amounts they would have been paid had a merger agreement signed on March 31, 2008 with a consortium of buyers closed. On October 24, 2010 the Group filed its defense. The parties have completed testimony and submitted written summaries. The lawsuit, seeking damages of approximately $ 12,400, is similar to the lawsuit and motion for its approval as a class action proceeding previously filed by the same group of Israeli shareholders in October 2008. The October 2008 lawsuit and motion were withdrawn by the plaintiffs in July 2009 at the recommendation of the Court, which questioned the basis for the lawsuit. The Company and its independent legal counsel believe the claims are without merit, and that the lawsuit is without legal basis. The parties have completed presenting and submitting summaries. The parties currently await the ruling of the court.

d.
In November 2012, Network Acceleration Technologies, LLC, or NAT, filed a complaint against one of the Company's subsidiaries for patent infringement in the United States District Court for the District of Delaware. The complaint alleges that some of their products and services infringe a US patent purportedly owned by NAT. NAT sought seeks monetary damages, costs and attorneys' fees and injunction relief.  The Company disputes disputed NAT's allegations. The dispute was resolved in July 2013 by a settlement agreement without any material effect to the Company.

e.
The Group has certain tax exposures in some of the jurisdictions in which it conducts business. Specifically, in certain jurisdictions in the United States and in Latin America the Group is in the midst of different stages of audits and has received certain tax assessments. The tax authorities in these and in other jurisdictions in which the Group operates as well as the Israeli Tax Authorities may raise additional claims, which might result in increased exposures and ultimately, payment of additional taxes.

f.	The Group has accrued $ 7,845 and $ 8,070 as of June 30, 2013 and December 31, 2012, respectively, for the expected implications of such legal and tax contingencies.

These accruals are comprised of $ 6,568 and $ 7,122 of tax related accruals and $ 1,277 and $ 949 of legal and other accruals as of June 30, 2013 and December 31, 2012, respectively. The accruals related to tax contingencies have been assessed by the Group's management based on the advice of outside legal and tax advisers. The total estimated exposure for the aforementioned tax related accruals is $ 19,467 and $ 26,102 as of June 30, 2013 and December 31, 2012, respectively. The estimated exposure for legal and other related accruals is $ 3,178 and $ 2,269 as of June 30, 2013 and December 31, 2012, respectively.

g.
In March 2013, Spacenet closed a financing agreement with a U.S. financing company, under which it received a partially non-recourse loan of $14,700. The loan is secured principally by monthly stream of payments from one of Spacenet's customers. Until June 30, 2013 approximately $650 was repaid.

NET INCOME (LOSS) PER SHARE	6 Months Ended
Jun. 30, 2013
NET INCOME (LOSS) PER SHARE [Abstract]
NET INCOME (LOSS) PER SHARE
NOTE 6:	NET INCOME (LOSS) PER SHARE

Basic net earnings (loss) per share are computed based on the weighted average number of Ordinary shares outstanding during each period. Diluted net earnings (loss) per share are computed based on the weighted average number of Ordinary shares outstanding during each period, plus dilutive potential Ordinary shares considered outstanding during the period, in accordance with ASC 260, "Earning per Share" ("ASC 260"). The total weighted average number of shares related to the outstanding options and RSUs excluded from the calculations of diluted net earnings (loss) per share, as they would have been anti-dilutive for all periods presented, was 7,004,138 and 6,309,683 for the six months ended June 30, 2013 and 2012, respectively.

The following table sets forth the computation of basic and diluted net loss per share:

1.	Numerator:

	Six months ended June 30,
	2013	2012
	Unaudited
Numerator for basic and diluted net loss per share -
Net loss available to
Ordinary shareholders	$(6,332)	$(2,211)

2.	Denominator (in thousands):

	Six months ended June 30,
	2013	2012
	Unaudited

Denominator for basic net loss per share -
Weighted average number of shares	41,849	41,288
Add - employee stock options, RSUs and convertible notes	*) -	*) -

Denominator for diluted net loss per share - adjusted weighted average shares assuming exercise of options	41,849	41,288

*)       Anti-dilutive

HEDGING INSTRUMENTS	6 Months Ended
Jun. 30, 2013
HEDGING INSTRUMENTS [Abstract]
HEDGING INSTRUMENTS
NOTE 7:	HEDGING INSTRUMENTS

To protect against changes in value of forecasted foreign currency cash flows resulting from salaries and other payments that are denominated in NIS, the Company has entered into foreign currency derivative contracts. These contracts are designated as cash flows hedges, as defined by ASC 815, "Derivatives and Hedging", as amended, and are considered highly effective as hedges of these expenses.

During the six months ended June 30, 2013 and 2012, the Company recognized net income (loss) of $ 1,738 and $ (604), respectively, related to the effective portion of its hedging instruments. The effective portion of the hedged instruments has been included as an offset (addition) of payroll expenses and other operating expenses in the statement of operations.

The ineffective portion of the hedged instrument amounted to $ 18 and $ (21) during the six months ended June 30, 2013 and 2012, respectively and has been recorded as a financial income (loss).

Total amount reclassified out of accumulated other comprehensive income (loss) to the statement of operations during the six months ended June 30, 2013 and 2012 was $ 1,756 and $ (625), respectively.

In accordance with ASC 820, "Fair Value Measurement and Disclosure", foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments. As of June 30, 2013 and December 31, 2012, the fair value of the hedging instruments in the Company's balance sheet constitute assets of approximately $ 33 and $ 1,363, respectively, expected to be reclassified during the following year.

CUSTOMERS, GEOGRAPHIC AND SEGMENTS INFORMATION	6 Months Ended
Jun. 30, 2013
CUSTOMERS, GEOGRAPHIC AND SEGMENTS INFORMATION [Abstract]
CUSTOMERS, GEOGRAPHIC AND SEGMENTS INFORMATION
NOTE 8:	CUSTOMERS, GEOGRAPHIC AND SEGMENTS INFORMATION

The Group applies ASC 280, "Segment Reporting" ("ASC 280"). Segments are managed separately and information on operating segments: see Note 1a.

a.	Information on the reportable segments:

1.	The measurement of the reportable operating segments is based on the same accounting principles applied in these financial statements.

2.	Financial data relating to reportable operating segments:

	Six months ended June 30, 2013 (unaudited)
	Commercial	Defense	Services	Total

Revenues	73,409	25,076	64,548	163,033
Cost of Revenues	50,315	16,150	46,905	113,370

Gross profit	23,094	8,926	17,643	49,663

R&D expenses:
Expenses incurred	8,734	6,042	-	14,776
Less - grants	462	402	-	864

	8,272	5,640	-	13,912

Selling and marketing	11,888	4,059	5,075	21,022
General and administrative	4,810	3,717	8,034	16,561

Operating income (loss)	(1,876)	(4,490)	4,534	(1,832)
Financial expenses, net				(3,449)
Loss before taxes				(5,281)
Taxes on income				1,051
Net loss				(6,332)

Depreciation and amortization expenses	2,491	4,213	4,504	11,208

	Six months ended June 30, 2012 (unaudited)
	Commercial	Defense	Services	Total

Revenues	68,585	28,351	64,990	161,926
Cost of Revenues	42,459	20,971	46,778	110,208

Gross profit	26,126	7,380	18,212	51,718

R&D expenses:
Expenses incurred	10,031	6,544	-	16,575
Less - grants	1,194	490	-	1,684

	8,837	6,054	-	14,891

Selling and marketing	11,643	4,612	4,496	20,751
General and administrative	5,455	1,900	8,919	16,274

Operating income (loss)	191	(5,186)	4,797	(198)
Financial expenses, net				(2,015)
Loss before taxes				(2,213)
Tax benefit				(2)
Net loss				(2,211)

Depreciation and amortization expenses	2,486	4,793	3,419	10,698

b.	Revenues by geographic areas:

Following is a summary of revenues by geographic areas. Revenues attributed to geographic areas, based on the location of the end customers, and in accordance with ASC 280, are as follows:

	Six months ended
	June 30,
	2013	2012
	Unaudited

United States	$48,190	$54,823
Latin America	47,448	54,719
Asia and Asia Pacific	50,830	37,468
Africa	5,104	4,857
Europe	11,461	10,059

	$163,033	$161,926

c.
One major customer located in Asia Pacific accounted for 17% of the total consolidated revenues for the six months ended June 30, 2013 and 12% of the total consolidated revenues for the six months ended June 30, 2012.

d.	The Group's long-lived assets are located as follows:

	June 30,	December 31,
	2013	2012
	Unaudited

Israel	$69,438	$71,283
United States	4,486	4,174
Latin America	8,641	9,693
Europe	9,083	9,059
Other	491	518

	$92,139	$94,727

SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 9:	SUBSEQUENT EVENTS

On August 19, 2013, the Company signed a definitive agreement to sell its Spacenet Inc. subsidiary to SageNet of Tulsa, LLC for total consideration of approximately $ 16,000, subjects to certain post-closing adjustments and expenses. The transaction is subject to regulatory approval and the satisfaction of customary closing conditions and is expected to be completed in the fourth quarter of 2013. In fiscal 2012, Spacenet's business (which currently operates as part of Gilat's Services Division) generated revenue of approximately $ 77,000 and incurred an operating loss approximately $ 2,000.  The transaction is expected to result in a loss of approximately $1,000 to $3,000 including banker's fees, legal fees and other transaction related expenses.

SIGNIFICANT ACCOUNTING POLICIES (Policy)	6 Months Ended
Jun. 30, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Intangible assets
Intangible assets:

Intangible assets subject to amortization are initially recognized based on the fair value allocated to them, and subsequently stated at amortized cost. The assets are amortized over their estimated useful lives using the straight line method over an estimated period during which benefits are expected to be received, in accordance with ASC 350, as the following weighted average  in years:

Years

Technology	7.9
Customer relationships	7
Marketing rights and patents	12.3
Backlog	1.1

The projected undiscounted cash flows as of December 31, 2012 indicated that the carrying amount of the technology related to Wavestream is impaired. In order to assess the amount of the impairment, the Company estimated the fair value of the technology using the discounted cash flow method and as a result the Company recorded an impairment loss of $ 7,948.

Impairment of long-lived assets and long-lived assets to be disposed
Impairment of long-lived assets and long-lived assets to be disposed of:

The Group's long-lived assets are reviewed for impairment in accordance with ASC 360, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. Such measurement includes significant estimates. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. However, the carrying amount of a group of assets is not to be reduced below its fair value. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

Goodwill
Goodwill:

Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350, goodwill is not amortized, but rather is subject to an annual impairment test. Goodwill is tested for impairment at the reporting unit level by comparing the fair value of the reporting unit with its carrying value. The Company performs its annual impairment analysis of goodwill in the fourth quarter of the year, or more often if there are indicators of impairment present. The provisions of ASC 350 require that a two-step impairment test be performed on goodwill at the level of the reporting units. In the first step, or Step 1, the Company compares the fair value of each reporting unit to its carrying value. If the fair value exceeds the carrying value of the net assets, goodwill is considered not impaired, and the Company is not required to perform further testing. If the carrying value of the net assets exceeds the fair value, then the Company must perform the second step, or Step 2, of the impairment test in order to determine the implied fair value of goodwill. To determine the fair value used in Step 1, the Company uses discounted cash flows. If and when the Company is required to perform a Step 2 analysis, determining the fair value of its net assets and its off-balance sheet intangibles would require it to make judgments that involve the use of significant estimates and assumptions.

The Company determines the fair value of each reporting unit using the Income Approach, which utilizes a discounted cash flow model, as it believes that this approach best approximates the reporting unit's fair value. Judgments and assumptions related to revenue, operating income, future short-term and long-term growth rates, weighted average cost of capital, interest, capital expenditures, cash flows, and market conditions are inherent in developing the discounted cash flow model. The Company considers historical rates and current market conditions when determining the discount and growth rates to use in its analyses. If these estimates or their related assumptions change in the future, the Company may be required to record impairment charges for its goodwill.

First time adoption of Accounting Standards
First time adoption of Accounting Standards:

In February 2013, the Financial Accounting Standards Board (FASB) issued ASU 2013-02, "Comprehensive Income (Topic 220), Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income" (ASU 2013-02), which is effective for annual and interim reporting periods beginning after December 15, 2012. This guidance requires companies to report, in one place, information about reclassifications out of accumulated other comprehensive income (AOCI). Companies are also required to present reclassifications by component when reporting changes in AOCI balances. For significant items reclassified out of AOCI to net income in their entirety in the period, companies must report the effect of the reclassifications on the respective line items in the statement where net income is presented. In certain circumstances, this can be done on the face of that statement. Otherwise, it must be presented in the notes. For items not reclassified to net income in their entirety in the period, companies must cross-reference in a note to other required disclosures.

The Company adopted this standard as of the beginning of fiscal year 2013. The effect of the adoption of the new standard on the financial results of the Company for the six months ended June 30, 2013 was immaterial and resulted in broader disclosure.

Impact of recently issued accounting standards
Impact of recently issued accounting standards:

In March 2013, FASB issued ASU 2013-05, "Foreign Currency Matters (Topic 830), Parent's Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity" (ASU 2013-05), which is effective for annual reporting periods beginning after December 15, 2013. These amendments specify that a cumulative translation adjustment (CTA) should be released into earnings when an entity ceases to have a controlling financial interest in a subsidiary or group of assets within a consolidated foreign entity and the sale or transfer results in the complete or substantially complete liquidation of the foreign entity. For sales of an equity method investment that is a foreign entity, a pro rata portion of the CTA attributable to the investment would be recognized in earnings when the investment is sold. When an entity sells either a part or all of its investment in a consolidated foreign entity, the CTA would be recognized in earnings only if the sale results in the parent no longer having a controlling financial interest in the foreign entity. In addition, the CTA should be recognized in earnings in a business combination achieved in stages (i.e., a step acquisition). The Company is currently assessing the impact of the revised guidance for fiscal years beginning after December 15, 2013.

SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Intangible Assets Weighted Average Amortization Period
The assets are amortized over their estimated useful lives using the straight line method over an estimated period during which benefits are expected to be received, in accordance with ASC 350, as the following weighted average  in years:

Years

Technology	7.9
Customer relationships	7
Marketing rights and patents	12.3
Backlog	1.1

INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2013
INVENTORIES [Abstract]
Schedule of Inventories
Inventories are comprised of the following:

	June 30,	December 31,
	2013	2012
	Unaudited

Raw materials, parts and supplies	$6,140	$8,552
Work in progress	4,795	1,404
Finished products	18,449	15,017

	$29,384	$24,973

NET INCOME (LOSS) PER SHARE (Tables)	6 Months Ended
Jun. 30, 2013
NET INCOME (LOSS) PER SHARE [Abstract]
Schedule of Earnings Per Share
The following table sets forth the computation of basic and diluted net loss per share:

1.	Numerator:

	Six months ended June 30,
	2013	2012
	Unaudited
Numerator for basic and diluted net loss per share -
Net loss available to
Ordinary shareholders	$(6,332)	$(2,211)

2.	Denominator (in thousands):

	Six months ended June 30,
	2013	2012
	Unaudited

Denominator for basic net loss per share -
Weighted average number of shares	41,849	41,288
Add - employee stock options, RSUs and convertible notes	*) -	*) -

Denominator for diluted net loss per share - adjusted weighted average shares assuming exercise of options	41,849	41,288

*)       Anti-dilutive

CUSTOMERS, GEOGRAPHIC AND SEGMENTS INFORMATION (Tables)	6 Months Ended
Jun. 30, 2013
CUSTOMERS, GEOGRAPHIC AND SEGMENTS INFORMATION [Abstract]
Schedule of Financial Data by Reporting Segment
Financial data relating to reportable operating segments:

	Six months ended June 30, 2013 (unaudited)
	Commercial	Defense	Services	Total

Revenues	73,409	25,076	64,548	163,033
Cost of Revenues	50,315	16,150	46,905	113,370

Gross profit	23,094	8,926	17,643	49,663

R&D expenses:
Expenses incurred	8,734	6,042	-	14,776
Less - grants	462	402	-	864

	8,272	5,640	-	13,912

Selling and marketing	11,888	4,059	5,075	21,022
General and administrative	4,810	3,717	8,034	16,561

Operating income (loss)	(1,876)	(4,490)	4,534	(1,832)
Financial expenses, net				(3,449)
Loss before taxes				(5,281)
Taxes on income				1,051
Net loss				(6,332)

Depreciation and amortization expenses	2,491	4,213	4,504	11,208

	Six months ended June 30, 2012 (unaudited)
	Commercial	Defense	Services	Total

Revenues	68,585	28,351	64,990	161,926
Cost of Revenues	42,459	20,971	46,778	110,208

Gross profit	26,126	7,380	18,212	51,718

R&D expenses:
Expenses incurred	10,031	6,544	-	16,575
Less - grants	1,194	490	-	1,684

	8,837	6,054	-	14,891

Selling and marketing	11,643	4,612	4,496	20,751
General and administrative	5,455	1,900	8,919	16,274

Operating income (loss)	191	(5,186)	4,797	(198)
Financial expenses, net				(2,015)
Loss before taxes				(2,213)
Tax benefit				(2)
Net loss				(2,211)

Depreciation and amortization expenses	2,486	4,793	3,419	10,698

Schedule of Revenues by Geographic Area
Following is a summary of revenues by geographic areas. Revenues attributed to geographic areas, based on the location of the end customers, and in accordance with ASC 280, are as follows:

	Six months ended
	June 30,
	2013	2012
	Unaudited

United States	$48,190	$54,823
Latin America	47,448	54,719
Asia and Asia Pacific	50,830	37,468
Africa	5,104	4,857
Europe	11,461	10,059

	$163,033	$161,926

Schedule of Long-lived Assets by Geographical Area
The Group's long-lived assets are located as follows:

	June 30,	December 31,
	2013	2012
	Unaudited

Israel	$69,438	$71,283
United States	4,486	4,174
Latin America	8,641	9,693
Europe	9,083	9,059
Other	491	518

	$92,139	$94,727

GENERAL (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013 Technology [Member]	Dec. 31, 2012 Technology [Member]	Dec. 31, 2012 Wavestream [Member]	Dec. 31, 2011 Wavestream [Member]
Business Acquisition [Line Items]
Impairment of intangible assets		$ 7,948
Estimated useful life of finite-lived intangible asset (in years)	7 years 10 months 24 days		5 years	5 years
Long-term growth rate			4.00%	4.00%
Discount rate			13.50%	12.50%
Goodwill impairment loss			$ 23,931	$ 17,846

SIGNIFICANT ACCOUNTING POLICIES (Details)	6 Months Ended
Jun. 30, 2013
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of finite-lived intangible asset (in years)	7 years 10 months 24 days
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of finite-lived intangible asset (in years)	7 years
Marketing rights and patents [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of finite-lived intangible asset (in years)	12 years 3 months 18 days
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of finite-lived intangible asset (in years)	1 year 1 month 6 days

INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
INVENTORIES [Abstract]
Raw materials, parts and supplies	$ 6,140		$ 8,552
Work in progress	4,795		1,404
Finished products	18,449		15,017
Inventories	29,384		24,973
Inventory write-offs	$ 455	$ 303

COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	6 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	May 31, 2009 Brazilian Tax Authority [Member]	Jun. 30, 2013 Brazilian Tax Authority [Member]	Dec. 31, 2003 Brazilian Tax Authority [Member]	Dec. 31, 2012 Brazilian Tax Authority [Member]	Nov. 30, 2009 Litigation One [Member]	Jun. 30, 2013 Pending Litigation [Member]	Dec. 31, 2012 Pending Litigation [Member]
Loss Contingencies [Line Items]
Damages being sought				$ 1,530	$ 12,724	$ 4,000		$ 12,400
Estimated maximum loss from contingency					19,467		26,102		3,178	2,269
Accrual for loss contingency		7,845	8,070		6,568		7,122		1,277	949
Loan received	14,700
Loan repaid		$ 650

NET INCOME (LOSS) PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013		Jun. 30, 2012
NET INCOME (LOSS) PER SHARE [Abstract]
Total weighted average number of shares related to outstanding options and RSUs excluded from the calculations of diluted net income (loss) per share	7,004,138		6,309,683
Numerator for basic and diluted net loss per share -
Net loss available to Ordinary shareholders	$ (6,332)		$ (2,211)
Denominator for basic net loss per share -
Weighted average number of shares	41,849,000		41,288,000
Add - employee stock options, RSUs and convertible notes		[1]		[1]
Denominator for diluted net loss per share -
adjusted weighted average shares assuming exercise of options	41,849,000		41,288,000

[1]	Anti-dilutive

HEDGING INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of the hedging instruments recorded as liability	$ 33		$ 1,363
Total amount reclassified out of accumulated other comprehensive income (loss) to the statement of operations	1,756	(625)
Payroll and Other Operating Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income related to the effective portion of its hedging instruments	1738	-604
Financial Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
The ineffective portion of the hedged instrument recorded as a financial income (loss)	$ 18	$ (21)

CUSTOMERS, GEOGRAPHIC AND SEGMENTS INFORMATION (Schedule of Financial Data Relating to Reportable Segments) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Segment Reporting Information [Line Items]
Revenues	$ 163,033	$ 161,926
Cost of Revenues	113,370	110,208
Gross profit	49,663	51,718
R&D expenses:
Expenses incurred	14,776	16,575
Less - grants	864	1,684
Research and development costs, net	13,912	14,891
Selling and marketing	21,022	20,751
General and administrative	16,561	16,274
Operating income (loss)	(1,832)	(198)
Financial expenses, net	(3,449)	(2,015)
Income (loss) before taxes	(5,281)	(2,213)
Taxes on income (tax benefit)	1,051	(2)
Net loss	(6,332)	(2,211)
Depreciation and amortization expenses	11,208	10,698
Commercial [Member]
Segment Reporting Information [Line Items]
Revenues	73,409	68,585
Cost of Revenues	50,315	42,459
Gross profit	23,094	26,126
R&D expenses:
Expenses incurred	8,734	10,031
Less - grants	462	1,194
Research and development costs, net	8,272	8,837
Selling and marketing	11,888	11,643
General and administrative	4,810	5,455
Operating income (loss)	(1,876)	191
Depreciation and amortization expenses	2,491	2,486
Defense [Member]
Segment Reporting Information [Line Items]
Revenues	25,076	28,351
Cost of Revenues	16,150	20,971
Gross profit	8,926	7,380
R&D expenses:
Expenses incurred	6,042	6,544
Less - grants	402	490
Research and development costs, net	5,640	6,054
Selling and marketing	4,059	4,612
General and administrative	3,717	1,900
Operating income (loss)	(4,490)	(5,186)
Depreciation and amortization expenses	4,213	4,793
Services [Member]
Segment Reporting Information [Line Items]
Revenues	64,548	64,990
Cost of Revenues	46,905	46,778
Gross profit	17,643	18,212
R&D expenses:
Expenses incurred
Less - grants
Research and development costs, net
Selling and marketing	5,075	4,496
General and administrative	8,034	8,919
Operating income (loss)	4,534	4,797
Depreciation and amortization expenses	$ 4,504	$ 3,419

CUSTOMERS, GEOGRAPHIC AND SEGMENTS INFORMATION (Schedule of Revenues and Long-lived Assets by Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 163,033	$ 161,926
Long-lived assets	92,139		94,727
Consolidated Revenues [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage	17.00%	12.00%
The number of customers accounting for revenues concentration risk	1	1
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	69,438		71,283
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	48,190	54,823
Long-lived assets	4,486		4,174
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	47,448	54,719
Long-lived assets	8,641		9,693
Asia and Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	50,830	37,468
Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	5,104	4,857
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	11,461	10,059
Long-lived assets	9,083		9,059
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 491		$ 518

SUBSEQUENT EVENTS (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Aug. 19, 2013 Subsequent Event [Member] Spacenet Inc. [Member]	Dec. 31, 2012 Subsequent Event [Member] Spacenet Inc. [Member]	Aug. 19, 2013 Subsequent Event [Member] Spacenet Inc. [Member] Minimum [Member]	Aug. 19, 2013 Subsequent Event [Member] Spacenet Inc. [Member] Maximum [Member]
Subsequent Event [Line Items]
Total consideration for sale of subsidiary			$ 16,000
Revenues	163,033	161,926		77,000
Operating loss	(1,832)	(198)		(2,000)
Expected loss on sale of subsidiary					$ (1,000)	$ (3,000)